UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02993

Edward Jones Money Market Fund

(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Edward Jones Money Market Fund

c/o 12555 Manchester Road

St. Louis, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Money Market Fund

Annual Shareholder Report

February 28, 2023

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund (the “Fund”) annual report for the fiscal year ended February 28, 2023. In this report, you will find performance information, portfolio holdings, financial statements and other important information.

The past year has been challenging, both for equity and fixed income investors, as markets faced rising inflationary pressures as well as a Federal Reserve (the “FED”) that embarked on an unprecedented interest rate hiking campaign to help ease inflation. In 2022, equity markets fell into bear market territory (with market declines during the year of over 20%), as higher valuation and growth sectors of the stock market underperformed as rates moved higher. The bond market, which has historically served as a diversifier during periods of equity volatility, also saw losses, particularly in longer duration bond sectors.

However, with yields on the fed funds policy rate now approaching 5.0%, the outlook for market yields has improved. While the FED is expected to continue raising rates in 2023, these rate hikes may be at a slower pace. Investors in the Fund should benefit from higher yields that offer a favorable alternative to cash holdings. In addition, while the FED may pause its interest rate hiking campaign later in the year, it is expected to keep rates elevated for some time, also benefiting Fund investors seeking income.

During these times, we recognize the important role that liquid, income yielding investments, such as the Fund, play in your overall investment strategy. Please see Management’s Discussion of Fund Performance for additional information about the performance of the money market asset class and the Fund.

Thank you for entrusting us with your assets, and we look forward to playing an important role in helping you pursue your financial goals.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

Tom Kersting

President, Olive Street Investment Advisers, LLC

Principal, Edward Jones Investment and Protection Products

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary:

The money market environment over the reporting period was shaped by the FED policy. As the reporting period opened, the target policy rate remained set at a range of 0.00% - 0.25% as the Fed had kept rates low for several years to promote economic activity and employment growth after the Covid pandemic. However, the Fed had indicated they felt the economy had returned to full employment and the focus of monetary policy began to shift towards the recent increases in inflation. In March of 2022, the Federal Open Market Committee (the “FOMC”) raised the target policy rate by 0.25%, which was the first increase in three years. The Fed also indicated they anticipated further increases to bring inflation back down towards their preferred level. In May 2022, the FOMC raised the target rate by 0.50%. The target rate was then raised by 0.75% at each of the four subsequent FOMC meetings. As inflation remained at stubbornly high levels, the Fed communicated they felt more rate increases were warranted. However, they also acknowledged there was a lag between monetary policy decisions and the impact on the real economy. In December 2022, the FOMC slowed the pace of rate hikes and raised the target rate by 0.50%. The pace was further slowed to a 0.25% raise in February of 2023. Over the reporting period the FOMC increased rates a total of nine times to bring the target policy rate to a range of 4.50%-4.75%. The impact of this policy was a significant increase in market yields. This provided an improved opportunity set for money funds after an extended period of low yielding securities within the investment universe.

This shift in the market environment had a strong influence on the Fund’s positioning. With an expectation of higher rates as the reporting period opened, the Fund’s weighted average maturity (“WAM”) and weighted average life (“WAL”) were decreased. As the Fed communicated that additional hikes were warranted, the Fund’s WAM and WAL remained at reduced levels throughout the period. This also influenced sector positioning with the Fund maintaining a large allocation to overnight repurchase agreements throughout the period, which contributed to the Fund’s shorter maturity profile. The Fund did maintain allocations to U.S. Treasury and U.S. government agency debt, which shifted throughout the period based on the available supply and relative value offered. The emphasis on a short maturity profile with a large repurchase allocation allowed the Fund to allocate into higher yield securities as they became available. This allowed the Fund’s yield to remain responsive to the changing rate environment and increase throughout the period.

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	90.7%
8 - 30 Days	—
31 - 90 Days	0.6
91 - 180 Days	2.5
181 Days or more	4.2
Other Assets and Liabilities—Net[2]	2.0
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	21.9%
U.S. Treasury Securities	8.4
Repurchase Agreements	67.7
Other Assets and Liabilities—Net[2]	2.0
TOTAL	100.0%

Statistics
Weighted Average Maturity[4]	17 Days
Weighted Average Life[5]	83 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,014.60	0.71%	$3.55
Retirement Shares	$1,000.00	$1,014.60	0.72%	$3.60
Hypothetical:
Investment Shares	$1,000.00	$1,021.27	0.71%	$3.56
Retirement Shares	$1,000.00	$1,021.22	0.72%	$3.61

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 28, 2023

	Principal Amount	Value

U.S GOVERNMENT AGENCY SECURITIES—21.9%

Federal Farm Credit System Floating Rate Notes, 4.570% (Secured Overnight Financing Rate +0.020%), 3/1/2023[1]	$100,000,000	$100,000,000

Federal Farm Credit System Floating Rate Notes, 4.575% (Secured Overnight Financing Rate +0.025%), 3/1/2023[1]	338,675,000	338,674,116

Federal Farm Credit System Floating Rate Notes, 4.577% (Secured Overnight Financing Rate +0.027%), 3/1/2023[1]	50,000,000	49,996,143

Federal Farm Credit System Floating Rate Notes, 4.580% (Secured Overnight Financing Rate +0.030%), 3/1/2023[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 4.585% (Secured Overnight Financing Rate +0.035%), 3/1/2023[1]	30,000,000	29,999,446

Federal Farm Credit System Floating Rate Notes, 4.590% (Secured Overnight Financing Rate +0.040%), 3/1/2023[1]	97,000,000	97,000,000

Federal Farm Credit System Floating Rate Notes, 4.595% (Secured Overnight Financing Rate +0.045%), 3/1/2023[1]	158,000,000	158,000,000

Federal Farm Credit System Floating Rate Notes, 4.600% (Secured Overnight Financing Rate +0.050%), 3/1/2023[1]	425,650,000	425,651,098

Federal Farm Credit System Floating Rate Notes, 4.605% (Secured Overnight Financing Rate +0.055%), 3/1/2023[1]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 4.610% (Secured Overnight Financing Rate +0.060%), 3/1/2023[1]	155,000,000	154,997,077

Federal Farm Credit System Floating Rate Notes, 4.615% (Secured Overnight Financing Rate +0.065%), 3/1/2023[1]	60,000,000	59,998,073

Federal Farm Credit System Floating Rate Notes, 4.625% (Secured Overnight Financing Rate +0.075%), 3/1/2023[1]	35,000,000	34,998,163

Federal Farm Credit System Floating Rate Notes, 4.630% (Secured Overnight Financing Rate +0.080%), 3/1/2023[1]	140,000,000	139,995,970

Federal Farm Credit System Floating Rate Notes, 4.635% (Secured Overnight Financing Rate +0.085%), 3/1/2023[1]	148,000,000	147,998,204

Federal Farm Credit System Floating Rate Notes, 4.640% (Secured Overnight Financing Rate +0.090%), 3/1/2023[1]	80,000,000	80,000,000

Federal Farm Credit System Floating Rate Notes, 4.645% (Secured Overnight Financing Rate +0.095%), 3/1/2023[1]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Notes, 4.650% (Secured Overnight Financing Rate +0.100%), 3/1/2023[1]	115,000,000	115,000,000

Federal Farm Credit System Floating Rate Notes, 4.655% (Secured Overnight Financing Rate +0.105%), 3/1/2023[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 4.660% (Secured Overnight Financing Rate +0.110%), 3/1/2023[1]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 4.670% (Secured Overnight Financing Rate +0.120%), 3/1/2023[1]	65,000,000	65,000,000

Federal Farm Credit System Floating Rate Notes, 4.680% (Secured Overnight Financing Rate +0.130%), 3/1/2023[1]	155,000,000	154,998,014

Federal Farm Credit System Floating Rate Notes, 4.685% (Secured Overnight Financing Rate +0.135%), 3/1/2023[1]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 4.720% (Secured Overnight Financing Rate +0.170%), 3/1/2023[1]	50,000,000	50,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.585% (Secured Overnight Financing Rate +0.035%), 3/1/2023[1]	111,000,000	111,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.590% (Secured Overnight Financing Rate +0.040%), 3/1/2023[1]	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2023 (Continued)

	Principal Amount	Value

U.S GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Floating Rate Notes, 4.595% (Secured Overnight Financing Rate +0.045%), 3/1/2023[1]	$350,000,000	$350,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.600% (Secured Overnight Financing Rate +0.050%), 3/1/2023[1]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.605% (Secured Overnight Financing Rate +0.055%), 3/1/2023[1]	194,000,000	194,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.610% (Secured Overnight Financing Rate +0.060%), 3/1/2023[1]	415,000,000	415,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.615% (Secured Overnight Financing Rate +0.065%), 3/1/2023[1]	449,500,000	449,500,000

Federal Home Loan Bank System Floating Rate Notes, 4.620% (Secured Overnight Financing Rate +0.070%), 3/1/2023[1]	261,000,000	261,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.650% (Secured Overnight Financing Rate +0.100%), 3/1/2023[1]	75,000,000	75,000,000

Federal Home Loan Bank System, 2.240% - 5.420%, 6/23/2023 - 3/1/2024	1,841,100,000	1,841,036,285

Federal National Mortgage Association Notes, 0.250%, 7/10/2023	40,000,000	39,450,687

Total U.S. Government Agency Securities		6,373,293,276

U.S. TREASURY SECURITIES—8.4%

U.S Treasury Bill, 3.020%, 6/15/2023	144,000,000	142,719,520

U.S Treasury Floating Rate Notes, 4.732% (91-day T-Bill -0.075%), 3/7/2023[1]	439,000,000	438,812,102

U.S Treasury Floating Rate Notes, 4.792% (91-day T-Bill -0.015%), 3/7/2023[1]	339,900,000	340,062,337

U.S Treasury Floating Rate Notes, 4.836% (91-day T-Bill +0.029%), 3/7/2023[1]	444,900,000	444,934,193

U.S Treasury Floating Rate Notes, 4.841% (91-day T-Bill +0.034%), 3/7/2023[1]	530,000,000	530,002,332

U.S Treasury Floating Rate Notes, 4.844% (91-day T-Bill +0.037%), 3/7/2023[1]	93,000,000	92,929,157

U.S Treasury Floating Rate Notes, 4.947% (91-day T-Bill +0.140%), 3/7/2023[1]	115,000,000	114,849,030

U.S Treasury Floating Rate Notes, 5.007% (91-day T-Bill +0.200%), 3/7/2023[1]	250,000,000	250,074,663

U.S Treasury Note, 0.125%, 5/31/2023	50,000,000	49,750,889

U.S Treasury Note, 1.500%, 3/31/2023	55,000,000	54,993,952

Total U.S. Treasury Securities		2,459,128,175

REPURCHASE AGREEMENTS—67.7%

Interest in $700,000,000 joint repurchase agreement 4.565%, dated 2/2/2023 under which Bank of Montreal will repurchase securities provided as collateral for $700,349,431on 3/23/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.000%, with various maturities to 3/1/2053 and the market value of those underlying securities was $718,355,471.[2]	150,000,000	150,000,000

Interest in $500,000,000 joint repurchase agreement 4.565%, dated 2/2/2023 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $503,106,736 on 3/23/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 5.700%, with various maturities to 1/20/2071 and the market value of those underlying securities was $516,562,417.[2]	100,000,000	100,000,000

Repurchase agreement 4.55%, dated 2/28/2023 under which Citibank, N.A. will repurchase securities provided as collateral for $250,031,597 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.500%, with various maturities to 10/20/2067 and the market value of those underlying securities was $255,143,270.	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2023 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,250,000,000 joint repurchase agreement 4.57%, dated 2/2/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,257,775,347 on 3/23/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.516%, with various maturities to 6/20/2052 and the market value of those underlying securities was $1,284,273,238.[2]	$250,000,000	$250,000,000

Repurchase agreement 4.55%, dated 2/28/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $14,501,832,639 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.375% - 1.500%, with various maturities to 2/15/2030 and the market value of those underlying securities was $14,501,832,643.	14,500,000,000	14,500,000,000

Repurchase agreement 4.56%, dated 2/28/2023 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $670,084,867 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000%, with various maturities to 6/1/2056 and the market value of those underlying securities was $688,155,492.	670,000,000	670,000,000

Repurchase agreement 4.56%, dated 2/28/2023 under which Pershing LLC will repurchase securities provided as collateral for $300,038,000 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500%, with various maturities to 1/20/2073 and the market value of those underlying securities was $307,011,834.	300,000,000	300,000,000

Repurchase agreement 4.55%, dated 2/28/2023 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $1,500,189,583 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.500%, with various maturities to 1/20/2053 and the market value of those underlying securities was $1,531,131,175.	1,500,000,000	1,500,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.57%, dated 2/2/2023 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,012,440,556 on 3/23/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.400% - 6.500%, with various maturities to 7/1/2060 and the market value of those underlying securities was $2,053,199,097.[2]	400,000,000	400,000,000

Interest in $3,500,000,000 joint repurchase agreement 4.60% (Secured Overnight Financing Rate + 0.050%, 3/1/2023), dated 1/17/2023 under which Royal Bank of Canada will repurchase securities provided as collateral for $3,559,480,556 on 5/30/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.250% - 7.000%, with various maturities to 3/1/2062 and the market value of those underlying securities was $3,631,469,256. [1,2]	500,000,000	500,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2023 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,500,000,000 joint repurchase agreement 4.56%, dated 2/28/2023 under which Societe Generale, New York will repurchase securities provided as collateral for $1,501,330,000 on 3/7/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.125% - 7.500%, with various maturities to 7/1/2060 and the market value of those underlying securities was $1,530,392,596.[2]	$500,000,000	$500,000,000

Interest in $3,000,000,000 joint repurchase agreement 4.55%, dated 2/28/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,379,167 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.250% - 3.750%, with various maturities to 8/15/2048 and the market value of those underlying securities was $3,060,386,839.	27,000,000	27,000,000

Interest in $1,000,000,000 joint repurchase agreement 4.55%, dated 2/28/2023 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,126,389 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.390%—7.000%, with various maturities to 1/20/2053 and the market value of those underlying securities was $1,027,827,590.	575,000,000	575,000,000

Total Repurchase Agreements		19,722,000,000

Total Investments—98.0% (at amortized cost)[3]		28,554,421,451

Other Assets and Liabilities – Net—2.0%		585,574,170

TOTAL NET ASSETS—100%		$29,139,995,621

[1]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[2]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[3]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2023

Assets:
Investment in repurchase agreements	$19,722,000,000
Investment in securities	8,832,421,451

Total investment in securities, at amortized cost and fair value	28,554,421,451
Cash	255,945
Income receivable	55,510,209
Receivable for shares sold	977,841,164
Prepaid expenses	409,893

Total Assets	29,588,438,662

Liabilities:
Payable for investments purchased	160,000,000
Payable for shares redeemed	251,978,617
Income distribution payable	21,089,844
Payable to Adviser	4,438,360
Payable for Trustees’ fees	7,017
Payable for 12b-1 distribution service fees	5,547,950
Payable for shareholder service fees	3,328,770
Accrued expenses	2,052,483

Total Liabilities	448,443,041

Net Assets	$29,139,995,621

Net Assets Consist of:
Paid-in capital	$29,139,634,324
Distributable earnings	361,297

Net Assets	$29,139,995,621

Net Asset Value
Investment Shares:
Net Assets	$20,906,824,633
Shares Outstanding	20,906,569,482
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$8,233,170,988
Shares Outstanding	8,233,064,795
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2023

Investment Income:
Interest	$704,000,404

Expenses:
Investment adviser fees	63,715,909
Custodian fees	349,269
Transfer agent fees:
Investment shares	16,737,685
Retirement shares	45,868,718
Trustees’ fees	680,746
Professional fees	801,600
Accounting and administrative fees	788,596
12b-1 distribution service fees:
Investment shares	56,971,368
Retirement shares	22,673,517
Shareholder service fees:
Investment shares	34,182,821
Retirement shares	13,604,110
Share registration fees	2,470,688
Printing and mailing fees	3,501,453
Miscellaneous fees	449,321

Total Expenses Before Fee Waivers/Reimbursements	262,795,801

Voluntary waivers/reimbursements of other operating expenses	(65,329,465)

Net Expenses	197,466,336

Net Investment Income	506,534,068

Net Realized Gain on Investments	364,437

Net Increase in Net Assets Resulting from Operations	$506,898,505

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/28/2023	Year Ended 2/28/2022
Operations:
Net investment income	$506,534,068	$3,414,058
Net realized gain/(loss) on investments	364,437	(9,711)

Net Increase/(Decrease) in Net Assets Resulting from Operations	506,898,505	3,404,347

Distributions to Shareholders From Distributable Earnings:
Investment shares	(363,361,197)	(2,465,631)
Retirement shares	(143,184,415)	(948,427)

Total Distributions	(506,545,612)	(3,414,058)

Capital Transactions
Investment shares
Proceeds from shares sold	94,090,748,886	95,636,552,941
Reinvestment of dividends	343,913,859	2,307,120
Cost of shares redeemed	(99,452,627,674)	(94,529,945,598)

Net increase/(decrease) from capital transactions	(5,017,964,929)	1,108,914,463

Retirement shares
Proceeds from shares sold	87,889,854,110	97,984,091,746
Reinvestment of dividends	134,067,504	762,242
Cost of shares redeemed	(89,749,699,158)	(98,268,591,248)

Net increase/(decrease) from capital transactions	(1,725,777,544)	(283,737,260)

Net Change Resulting from Total Fund Share Transactions	(6,743,742,473)	825,177,203

Net Increase/(Decrease) in Net Assets	(6,743,389,580)	825,167,492

Net Assets:
Beginning of period	$35,883,385,201	$35,058,217,709

End of period	$29,139,995,621	$35,883,385,201

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	25,924,534,411	24,815,619,948
Shares sold	94,090,748,886	95,636,552,941
Shares issued to holders in reinvestment of dividends	343,913,859	2,307,120
Shares redeemed	(99,452,627,674)	(94,529,945,598)

Shares Outstanding, End of Period	20,906,569,482	25,924,534,411

Retirement Shares
Shares outstanding, beginning of period	9,958,842,339	10,242,579,599
Shares sold	87,889,854,110	97,984,091,746
Shares issued to holders in reinvestment of dividends	134,067,504	762,242
Shares redeemed	(89,749,699,158)	(98,268,591,248)

Shares Outstanding, End of Period	8,233,064,795	9,958,842,339

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.017	0.000 [1]	0.000 [1]	0.014	0.014

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.017	0.000 [1]	0.000 [1]	0.014	0.014

Less Distributions From:

Net investment income	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)

Net realized gain/(loss) on investments	—	(0.000)[1]	—	—	—

Total Distributions	(0.017)	(0.000)	(0.000)	(0.014)	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.70%	0.01%	0.04%	1.45%	1.36%

Supplemental Data:

Net assets, end of period (000’s omitted)	$20,906,825	$25,924,540	$24,815,633	$22,238,699	$23,269,338

Ratios to Average Net Assets:

Expenses before waivers	0.70%	0.69%	0.68%	0.69%	0.71%

Expenses net of waivers	0.62%	0.06%	0.25%	0.69%	0.71%

Net investment income	1.59%	0.01%	0.04%	1.44%	1.39%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.017	0.000 [1]	0.000 [1]	0.014	0.013

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.017	0.000 [1]	0.000 [1]	0.014	0.013

Less Distributions From:

Net investment income	(0.017)	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)

Net realized gain/(loss) on investments	—	(0.000)[1]	—	—	—

Total Distributions	(0.017)	(0.000)	(0.000)	(0.014)	(0.013)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.69%	0.01%	0.04%	1.42%	1.35%

Supplemental Data:

Net assets, end of period (000’s omitted)	$8,233,171	$9,958,845	$10,242,585	$7,556,180	$7,278,308

Ratios to Average Net Assets:

Expenses before waivers	1.13%	1.04%	1.05%	1.15%	1.17%

Expenses net of waivers	0.63%	0.06%	0.25%	0.72%	0.72%

Net investment income	1.58%	0.01%	0.03%	1.41%	1.35%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023

1. ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2023, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Trustees have designated the Adviser as the valuation designee for the Fund responsible for determining fair value of securities and in overseeing the comparison of amortized cost valuations to market-based valuations. The Adviser has established a Valuation Committee (the “Valuation Committee”) with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The Trustees have also authorized the Valuation Committee to select pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship between market-based valuations and amortized cost valuations. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

The Trustees periodically assess the adequacy and effectiveness of the Adviser’s process for determining the fair value of Fund investments.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2023, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Olive Street, an investment adviser registered with the U.S. Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”). Prior to November 2, 2022, Passport Research, Ltd. (the “Predecessor Adviser”), an affiliate of the Adviser, served as the Fund’s investment adviser and administrator.

As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement, is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment. The Predecessor Adviser made no payments in connection with its prior expense limitation agreement (the “Predecessor Expense Limitation Agreement”) which were subject to recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2024, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward D. Jones & Co., L.P. (“Edward Jones”) voluntarily waived $37,559,769 of transfer agent fees during the year ended February 28, 2023. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) and/or waive all or a portion of its fees for the Fund in an attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield. The Predecessor Adviser and its affiliates voluntarily waived $27,769,696 of transfer agent, shareholder service, 12b-1 and investment adviser fees to maintain a positive yield during the year ended February 28, 2023.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, the Sub-adviser provides sub-advisory services to the Fund, including buying and selling portfolio securities, and the Sub-Administrator, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”) to be entered into by the Sub-adviser and the Sub-Sub-adviser upon the

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

occurrence of the BCP Event. Any fees payable to the Sub-Sub-adviser will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for personal shareholder services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing certain administrative services, including sweep and banking style services, to Investment Shares and Retirement Shares shareholders.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

Affiliated Transactions — The Fund may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trustees and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended February 28, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts were $0.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2023 and February 28, 2022 were as follows:

	2023	2022
Ordinary income[1]	$506,545,612	$3,414,058
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$21,451,143

The Fund utilized the capital loss carryforward (“CLCO”) of $9,710 in the year ended February 28, 2023. The Fund has no CLCO available for offset as of February 28, 2023.

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

LIBOR Replacement Risk — The publication of the London Inter-Bank Offered Rate (“LIBOR”) on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Fund.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fall-backs for both legacy and new products, instruments and contracts are commercially accepted.

Counterparty Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). A rising interest rate environment, on the other hand, may expose fixed-income markets to increased volatility and may reduce the liquidity of certain investments. During these conditions, it is possible that the Fund’s NAV will fluctuate or it will be more difficult for the Fund to accurately value its securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from performance to the extent the Fund is exposed to such interest rates and/or volatility. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Technology Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2023 (Continued)

Risk Related to the Economy — The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic (such as COVID-19), natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

As it pertains to war and regional conflicts, Russia’s large-scale invasion of Ukraine on February 24, 2022 significantly amplified already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments, even though the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

8. SUBSEQUENT EVENTS

In November 2022, the SEC adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs.

The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new amendments. At this time, management is evaluating the implications of these changes on the financial statements.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Annual Shareholder Report

Report of Independent Registered Public

Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the “Fund”) as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statements of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2023

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. The Fund Complex includes the Fund and the series of Bridge Builder Trust, which are also advised by Olive Street. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1],4
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Director of Investment Management Group for Russell Investment Group (1982 - 2005).	16	Trustee, Brandes U.S. registered mutual funds (2008 - 2020).

Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998 - 2019).	16	None.

Timothy Jacoby (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since January 2017	Retired; Partner at Deloitte & Touche LLP (2000 - 2014).	16	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (20 funds) (2014 - present); Exchange Listed Funds Trust (19 funds) (2014 - present).

Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016).	16	None.

Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating Committee	Indefinite Term; Since April 2022	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002 - 2010).	16	Independent Director, American Equity Life Holding Company (2020 - 2022); Independent Director, Federal Home Loan Bank of Des Moines (2015 - 2021).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005 - 2016).	16	Trustee, CBRE Global Real Estate Income Fund (2021 - present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020 - 2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017 - 2021); Council Member, National Adjudicatory Council, FINRA (2017 - 2021).

David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since January 2017	Retired; Portfolio Manager at Wells, Fargo & Co. (1979 - 2015).	16	Trustee, Minnehaha Academy (2017 - 2022).

John M. Tesoro (Born: 1952)	Trustee; Chair of the Board	Indefinite Term; Since April 2022	Retired; Partner, KPMG LLP (2002 - 2012).	16	Independent Trustee, BBH Trust (8 funds) (2014 - present); Director, Teton Advisors, Inc., registered investment adviser (2013 - 2021).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

INTERESTED TRUSTEES OF THE TRUST[3]
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since October 2018	Principal, Wealth Management Advice and Solutions, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (January 2022 - present), Principal, Products (March 2020 - December 2021) and Principal, Banking and Trust Services (November 2017 - March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017).	16	Director, Craft Alliance Center of Art and Design.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986 - 2019); Associate, Edward Jones (1982 - 1985).	16	None.

OFFICERS OF THE TRUST
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013 - 2022); Vice President, Cohen & Steers Capital Management (2006 - 2013).	N/A	N/A

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since January 2017	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010 - 2015).	N/A	N/A

Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Anti-Money Laundering Officer and Vice President	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund (2015 - 2019).	N/A	N/A

Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2018); Assistant Secretary of the Fund (2019 - 2021); Vice President and Counsel, Voya Investment Management (2012 - 2018).	N/A	N/A

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Gregory M. Rees* (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019 - 2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017 - 2019).	N/A	N/A

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”).

[2]	The Fund Complex includes the Fund and the fifteen series of Bridge Builder Trust, which are also advised by Olive Street. Each Trustee also serves as a Trustee of Bridge Builder Trust.

[3]

Ms. Haas and Ms. Mosbacher are “interested persons” of the Fund as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

[4]	Effective December 31, 2022, the Board of Trustees accepted the resignation of William E. Fiala as a Trustee of the Fund.

*	Effective December 2, 2022, the Board of Trustees appointed Gregory M. Rees as the Assistant Secretary of the Fund.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the Fund’s investment advisory and sub-advisory agreements.

At its meeting held on November 2, 2022 (the “November Meeting”), the Board, including the Independent Trustees, considered and approved: (i) an investment management and administration agreement (the “Advisory Agreement”) between Olive Street Investment Advisers, LLC (the “New Adviser”) and the Fund and (ii) a sub-advisory and sub-administration agreement by and among the New Adviser, Federated Investment Management Company (the “Subadviser”), Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”). The Board considered the Advisory Agreement in the context of Edward D. Jones & Co., L.P.’s (“Edward Jones”) proposal to transfer the Fund’s investment management and administration responsibilities from the Fund’s prior investment adviser, Passport Research, Ltd. (the “Prior Adviser” and, together with the New Adviser, the “Advisers”), an affiliate of Edward Jones, to the New Adviser, an affiliate of Edward Jones (the “Transfer”). In this connection, the Board considered that the Transfer would consolidate the investment management and administration responsibilities for all of the mutual funds offered by Edward Jones into a single investment adviser. The Board received information from the Advisers regarding the anticipated benefits to the Fund as a result of the Transfer, noting that the Transfer would promote efficiency and consistency in the management and oversight of all funds in the Edward Jones fund complex.

In advance of the November Meeting, the Advisers and the Subadviser provided written responses and supporting materials to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Agreements and the impacts of the Transfer, if any, on the Fund.

The Board also received information from the Advisers and counsel to the Fund confirming that the Transfer would not result in an “assignment” of the Fund’s existing investment advisory and sub-advisory agreements within the meaning of the 1940 Act and that the entry into the Agreements would not require the Fund to obtain shareholder approval.

The Board also received information from the Advisers regarding the resources, personnel and infrastructure shared between the Advisers, such as the compliance, legal and operations teams. The Board noted that the Advisers represented that the Transfer is not anticipated to cause any reduction in the nature, extent and quality of services currently provided to the Fund and its shareholders and that the Transfer is not expected to have any impact on the investment advisory or administration services rendered on a day-to-day basis to the Fund. The Board noted that the Advisers represented that neither the investment philosophies, strategies and processes (including trading, operational, legal and compliance processes) for the Fund nor the personnel who are responsible for the management of the Fund and oversight of the Subadviser (and, if and when applicable, the sub-subadviser) will change as a result of the Transfer. The Board further noted that the Advisers represented that the management fee rate payable by the Fund under the Advisory Agreement will remain unchanged as a result of the Transfer as compared to the management fee rate payable by the Fund under the existing investment advisory agreement with the Prior Adviser.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

Additionally, the materials furnished by the Advisers and the Subadviser included copies of the Agreements and information on, among other matters: (i) the nature, extent, and quality of the services provided or to be provided by the Advisers and the Subadviser to the Fund; (ii) the Fund’s historical investment performance, including in comparison to an appropriate peer group of mutual funds; (iii) the Advisers’ and the Subadviser’s business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by or to be used by the Advisers and the Subadviser in managing the Fund; (v) the management fee proposed to be payable by the Fund to the New Adviser under the Advisory Agreement and the Fund’s total fees and expenses, including in comparison to those of an appropriate peer group of mutual funds; (vi) the fee for sub-advisory and sub-administrative services proposed to be payable to the Subadviser under the Sub-Advisory Agreement; (vii) the Advisers’ and the Subadviser’s compliance programs and related policies and procedures; (viii) the financial condition of the Advisers and the Sub-Adviser; and (ix) other “fall-out” benefits the New Adviser and/or its affiliates and the Subadviser may receive based on their relationships with the Fund. The Board also considered the presentations by representatives of the Advisers received at the Board’s meeting held on October 10, 2022 and at the November Meeting (together, the “Meetings”) concerning the services, fees, and other aspects of the Agreements as well as the Transfer and its impacts, if any, on the Fund.

In addition to the Meetings, the Board met periodically over the course of the year. At these meetings, representatives of the Advisers and the Subadviser, furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Fund, the services provided to the Fund by the Prior Adviser and its affiliates and the Subadviser, the Prior Adviser’s evaluation of the Sub-Adviser and the Prior Adviser’s monitoring and supervision of the Fund’s other service providers, Edward Jones’ overall cash strategy, the Fund’s distribution and servicing arrangements and related compensation, and compliance, risk management and operational matters related to the Fund, the Advisers and the Subadviser. In addition, the Board held regular calls throughout the year with the Advisers’ compliance team, including the Fund’s chief compliance officer, and also received information between regularly scheduled meetings on particular matters as the need arose. All of these submissions, reports and discussions were considered by the Board in the context of, among other things, the history of money market funds and the investments available to such funds, as well as the market and interest rate environments in which the Fund operates and the regulatory requirements applicable to money market funds.

Throughout the evaluation process, including at the Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on October 10, 2022 and in executive session on several other occasions, outside the presence of the interested Trustees, Fund officers, and representatives of the Advisers and the Subadviser, to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. As a result of the discussions that occurred during executive sessions with independent legal counsel and during the October 10, 2022 meeting, the Independent Trustees presented the Advisers with requests for additional information on certain topics. The Advisers responded to these requests with additional information in connection with the November Meeting.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

In considering and approving the Agreements, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgement. The Board’s decision to approve the Agreements was based on a comprehensive consideration of all information provided to the Board at the Meetings and throughout the year and specifically with respect to the Agreements, as well as the knowledge gained over time through previous interactions with the Advisers and the Subadviser. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below. While formal Board action was not taken with respect to the conclusions discussed below, those conclusions formed, in part, the basis for the Board’s approval of the Agreements.

1. The Nature, Extent and Quality of the Services Proposed to be Provided by the New Adviser and the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Fund by the New Adviser and the Subadviser under the Agreements, including their respective responsibilities for management of the Fund. In this regard, the Board considered the New Adviser’s proposed oversight role and responsibilities with regard to the Subadviser, and the Subadviser’s role in the day-to-day management of the Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities to be retained and risks to be assumed by the New Adviser that would not be delegated to or assumed by the Subadviser, including the New Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by advising and sponsoring the Fund. The Board also considered the terms of the Agreements and the full range of services proposed to be provided to the Fund under the Agreements, including the administrative and other services proposed to be provided by the New Adviser, and the sub-administrative services proposed to be provided by FAS, an affiliate of the Subadviser. The Board noted that the material terms of the Agreements are identical to the terms of the Fund’s existing investment advisory and sub-advisory agreements, except for the effective dates and the replacement of the Prior Adviser with the New Adviser. The Board also took into account the New Adviser’s proposed oversight of the Fund’s operations and other service providers. In addition, the Board considered the quality of the Advisers’ and Subadviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund.

The Board considered the New Adviser’s and the Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board considered the New Adviser’s and the Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the New Adviser and the Subadviser. With respect to the Subadviser, the Board considered the Subadviser’s investment process, investment research capabilities and resources, performance record, trade execution capabilities, experience and reputation. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Advisers and the Subadviser in managing money market funds, their experience with the requirements of Rule 2a-7 and their commitment to managing the Fund in accordance with these requirements. In this regard, the Board considered that, although the New Adviser did not have any direct experience managing money market funds, the Prior Adviser had extensive experience managing a money market fund and the resources, personnel and infrastructure of the Prior

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

Adviser are shared with the New Adviser and would be employed by the New Adviser in managing the Fund.

The Board considered the compliance programs and compliance experience of the New Adviser and the Subadviser. In this regard, the Board reviewed information regarding the New Adviser’s and the Subadviser’s risk management oversight activities, including “stress test” reports that were presented to the Board on a quarterly basis throughout the year. The Board also considered the New Adviser’s business continuity planning and the implementation of the New Adviser’s business continuity plans due to the COVID-19 pandemic. The Board noted the New Adviser’s and the Sub-Adviser’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Fund and its service providers operate. In addition, the Board received and considered information regarding the overall financial condition of the New Adviser and the Subadviser and each entity’s ability to carry out its responsibilities under the Agreements.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the New Adviser and the Subadviser are capable of providing services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the management fee and total fees and expenses of the Fund to an appropriate group of peer mutual funds. In this regard, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s proposed contractual management fee (which is the same as the Fund’s contractual management fee payable to the Prior Adviser), actual management fee, and gross and net total expenses ratios and each element of the Fund’s total expense ratio (e.g., custody fees and transfer agency fees) to those paid by an independently-selected peer group of mutual funds (the “Expense Peer Group”). The Board noted that the Fund’s proposed contractual management fee was less than the average and equal to the median of the Expense Peer Group. The Board also noted that the Fund’s actual management fee was less than the Peer Group average and median. The Board also considered that the Fund’s gross expense ratio was lower than the Peer Group average and median.

The Board considered the New Adviser’s undertaking to limit the Fund’s operating expenses to specified levels through a proposed expense limitation agreement with the Fund. The Board noted that the proposed expense limitation agreement contains the same contractual expense caps applicable to the Fund under its existing expense limitation agreement. In addition, the Board considered that, at times during the prior year, the Prior Adviser instituted a voluntary waiver arrangement pursuant to which the Prior Adviser and/or its affiliates agreed to reimburse expenses and/or waive fees of the Fund to the extent necessary to attempt to maintain a positive yield and that such reimbursements and waivers are not subject to recoupment by the Prior Adviser. Moreover, the Board noted assurances from the Advisers that there is no present intention by the New Adviser to change the current approach and willingness to mitigating the risk, if any, of negative yields for the Fund after the Transfer. The Board also took into consideration that the Subadviser, at the Prior Adviser’s request, instituted a voluntary waiver arrangement pursuant to which it agreed to waive up to three basis points of its sub-advisory fee for the Fund to assist the Fund in maintaining a positive yield and that such waivers were not subject to recoupment by the Subadviser. The Board noted that such voluntary waiver

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

arrangement terminated according to its terms when the federal funds target rate range was raised to a range of 0.25%-0.50% in March 2022.

The Board received a description of the methodology used by Broadridge to select the mutual funds in the Expense Peer Group. While the Board recognized that comparisons between the Fund and its Expense Peer Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s management fee and total expenses.

The Board observed that the Advisers confirmed that they have no other clients with investment strategies similar to those of the Fund for purposes of comparison. The Board reviewed the information provided by the Subadviser regarding fees charged to other registered fund clients with investment strategies similar to those of the Fund and for which the Subadviser serves as primary investment adviser. The Board reviewed the explanations provided by the Subadviser about any material differences between the Subadviser’s fee schedule for other such clients and the Subadviser’s fee schedule for the Fund, including in terms of material differences in the services provided. The Board also reviewed information about structural, operational and other differences, including the amount of assets being managed, between such other clients and the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed management fee and sub-advisory fee are reasonable in light of the nature, extent and quality of the services proposed to be rendered by the New Adviser and the Subadviser.

3. The Fund’s Investment Performance Record. The Board reviewed the investment performance of the Fund over multiple measurement periods compared to an appropriate benchmark and universe of peer mutual funds independently selected by Broadridge (the “Performance Peer Group”). In addition, the Board considered information regarding how the New Adviser would, and the Subadviser does, analyze and manage potential risks to the Fund, including the Subadviser’s credit review process and the nature of the Fund’s investments.

The Board observed that the investment performance (net of fees) of the Fund was below the average performance of the Performance Peer Group and benchmark index for all periods under review. In considering the Fund’s investment performance, the Board generally noted other relevant factors, including the relatively tight dispersion of performance data within the Performance Peer Group, the composition and share classes used in the comparisons and the Prior Adviser’s and the Subadviser’s emphasis on liquidity and capital preservation (which would remain an emphasis of the New Adviser and the Subadviser under the Agreements), as demonstrated in the “stress test” reports received by the Board, as well as the organizational strength and capacity of the Advisers and the Subadviser and their history with the Fund, as applicable.

The Board also considered the detailed investment analytics reports provided by the Prior Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Fund’s gross returns and net returns, various statistics concerning the Fund’s portfolio, and a summary of various factors affecting the Fund’s performance.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

Based on these considerations, the Board concluded that the investment performance generated by the Subadviser was generally satisfactory.

4. Profitability. The Board considered information about the profitability to the Prior Adviser, as well as the Prior Adviser and its affiliates as a whole, from services provided to the Fund and other aspects of their anticipated relationship with the Fund. The Board noted the impact of the additional yield support provided by the Prior Adviser and its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Prior Adviser and to the Prior Adviser and its affiliates as a whole. The Board received and considered information regarding the methodologies and estimates used by the Prior Adviser in calculating and reporting profitability, including a description of the methodology used to allocate certain expenses. The Board also received and considered information from the Advisers analyzing any anticipated changes to the levels of profitability of the New Adviser from its anticipated relationship with the Fund after the Transfer, as well as the New Adviser and its affiliates from all of their anticipated relationships with the Fund after the Transfer, as compared to the profitability of the Prior Adviser and its affiliates with respect to the Fund. The Board noted that the management fee rate payable under the Advisory Agreement will not increase as a result of the Transfer as compared to the management fee rate under the Fund’s existing advisory agreement, and that the current contractual expense caps applicable to the Fund will not increase as a result of the Transfer. The Board also noted that the Advisers confirmed that they do not anticipate any changes to the methodologies and estimates to be used by the New Adviser in calculating and reporting profitability after the Transfer as compared to those currently used by the Prior Adviser.

In addition, the Board did not consider the profitability of the Subadviser to be a material factor in its consideration of the Agreements, given that the Subadviser is not affiliated with the Advisers and, therefore, the Subadviser’s fees were negotiated at arm’s length. The Board noted that the sub-advisory fee is proposed to be paid directly from the Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund will be deemed to have paid the New Adviser, and the New Adviser will be deemed to have received, an amount equal to any payment made by the Fund to the Subadviser pursuant to the Subadvisory Agreement.

The Board concluded that, based on these considerations and the nature, extent and quality of the services rendered, the profits anticipated to be realized by the New Adviser and its affiliates from their relationships with the Fund are not excessive.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. In this regard, the Board noted the absence of any breakpoints in the Agreements’ fee structures but considered that expense limitations and fee waivers that reduce the Fund’s expenses can have the same effect as breakpoints in sharing potential economies of scale with shareholders. The Board also considered that the Prior Adviser has added or enhanced services to the Fund over time, noting the Prior Adviser’s investments in its business in support of the Fund, including investments in personnel and technology associated with the management, operations and compliance services provided to the Fund. The Board noted that the Fund is expected to continue to realize the benefits of these added or enhanced services and investments in support of the Fund after the Transfer.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement, Sub-advisory and Sub-administration Agreement (Unaudited) (Continued)

The Board concluded that the Fund’s fee and expense arrangements constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits or anticipated benefits to the New Adviser and its affiliates and the Subadviser from their relationships or anticipated relationship with the Fund. The Board noted that Fund shares will continue to be available as the exclusive cash sweep option to investors participating in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, each an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Advisers. The Board noted that, accordingly, Edward Jones will continue to receive asset-based fees from participants in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, which the Board considered could be viewed as an indirect or “fall-out” benefit to the extent investments in the Fund support these programs. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with transactions in the Fund’s shares. The Board noted that the New Adviser, Edward Jones and the Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund.

The Board also considered that the Fund pays transfer agency fees, Rule 12b-1 fees and shareholder service fees to Edward Jones, which serves as the Fund’s transfer agent and principal underwriter. The Board considered information provided by the Advisers indicating that the transfer agency fees, Rule 12b-1 fees and shareholder service fees charged by Edward Jones to the Funds were fair and reasonable based on, among other things, industry data about fees charged by transfer agents to other mutual funds. In connection with the Transfer, the Board received information to the effect that there are no anticipated changes to the direct or indirect benefits to be received by the Advisers or their affiliates from their relationships with the Fund as a result of the Transfer.

The Board did not deem these benefits to be unreasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for an initial two-year term.

Annual Shareholder Report

Board Consideration of Sub-Sub-Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the Fund’s investment advisory and sub-advisory agreements.

At its meeting held on November 2, 2022 (the “November Meeting”), the Board, including the Independent Trustees, considered and approved a form of sub-sub-advisory agreement between Federated Investment Management Company (the “Subadviser”), the Fund’s sub-adviser and sub-administrator, and Federated Hermes (UK) LLP (the “Sub-Subadviser” and together with the Subadviser, “Federated Hermes”), with respect to the Fund (the “Sub-Sub-Advisory Agreement”).

Pursuant to the Sub-Sub-Advisory Agreement, the Subadviser delegates to the Sub-Subadviser the Subadviser’s duties and obligations under the sub-advisory and sub-administration Agreement by and among Olive Street Investment Advisers, LLC (the “New Adviser”), the Subadviser, Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement”), with respect to the provision of investment subadvisory services to the Fund, such as is necessary to permit the Sub-Subadviser to discharge such duties and obligations during a “BCP Event.” A BCP Event is a business continuity planning event causing the complete or partial inability of the Subadviser to perform its duties and obligations to the Fund under the Sub-Advisory Agreement, with respect to the provision of investment subadvisory services to the Fund. The delegation of authority to the Sub-Subadviser pursuant to the Sub-Sub-Advisory Agreement initiates only upon the occurrence of a BCP Event and continues for the duration of the BCP Event and covers only such duties and obligations as the Subadviser is unable to perform. Upon the resolution of a BCP Event, the delegation of authority to the Sub-Subadviser under the Sub-Sub-Advisory Agreement terminates, and the duties, obligations and authority contained in the Sub-Advisory Agreement revert back entirely to the Subadviser.

In advance of the November Meeting, Federated Hermes provided written responses and supporting materials to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Sub-Sub-Advisory Agreement. The information furnished by Federated Hermes included materials describing, among other matters: (i) the nature, extent, and quality of the services that would be provided by the Sub-Subadviser during a BCP Event; (ii) the Sub-Subadviser personnel that would provide services to the Fund during a BCP Event; (iii) the sub-sub-advisory fee arrangement for payment of sub-sub-advisory fees by the Subadviser to the Sub-Subadviser during a BCP Event; (iv) the financial strength of the Sub-Subadviser; (v) the Sub-Subadviser’s compliance policies and procedures; and (vi) other “fall-out” benefits the Sub-subadviser may receive based on its relationship with the Fund. The Board also considered the presentations by representatives of the New Adviser and the Fund’s prior adviser, Passport Research, Ltd. (the “Prior Adviser” and, together with the New Adviser, the “Advisers”), received at the Board’s meeting held on October 10, 2022 and at the November Meeting (together, the “Meetings”) concerning the services, fees, and other aspects of the Sub-Sub-Advisory Agreement. In addition, the Board reviewed and considered the written responses and supporting materials furnished by Federated Hermes to the Board at the Meetings in connection with its approval of the Sub-Advisory Agreement.

Throughout the evaluation process, including at the Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Sub-Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on October 10, 2022 and in executive session on several other occasions, outside the presence of the interested

Annual Shareholder Report

Board Consideration of Sub-Sub-Advisory Agreement (Unaudited) (Continued)

Trustees, Fund officers, and representatives of the Advisers, the Subadviser, and the Sub-Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Sub-Sub-Advisory Agreement.

In considering and approving the Sub-Sub-Advisory Agreement, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgment. The Board’s determination to approve the Sub-Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with the respect to its approval of the Sub-Sub-Advisory Agreement is provided below.

1. The Nature, Extent and Quality of the Services that would be Provided by the Sub-Subadviser. The Board considered the nature, extent and quality of the services that would be provided to the Fund by the Sub-Subadviser under the Sub-Sub-Advisory Agreement during a BCP Event. The Board considered the terms of the Sub-Sub-Advisory Agreement and the range of potential services that would be provided by the Sub-Subadviser during a BCP Event. The Board noted that sub-administration services, which would be provided to the Fund by FAS under the Sub-Advisory Agreement, are not within the scope of services that would be provided to the Fund under the Sub-Sub-Advisory Agreement. The Board considered Federated Hermes’ representation that the nature, extent and quality of the sub-advisory services that would be provided to the Fund by the Sub-Subadviser during a BCP Event are substantially the same as that to be provided by the Subadviser under the Sub-Advisory Agreement.

The Board considered the Sub-Subadviser’s capabilities and operations, including personnel, systems and other resources devoted to supporting such operations. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered that although the Sub-Subadviser does not currently manage money market funds subject to Rule 2a-7 under the 1940 Act, the Sub-Subadviser has extensive experience in managing and trading on behalf of registered investment companies and other short-term fixed income products whose portfolios invest in securities eligible for investment by a money market fund subject to Rule 2a-7. The Board also considered the Sub-Subadviser’s commitment to managing the Fund during a BCP Event in accordance with the requirements of Rule 2a-7, and Federated Hermes’ representation that the Sub-Subadviser has the necessary personnel, systems and other resources to manage the Fund during a BCP Event in accordance with the requirements of Rule 2a-7. In this regard, the Board noted that the Subadviser and Sub-Subadviser are each wholly owned subsidiaries of the same parent company, Federated Hermes, Inc., and that the Sub-Subadviser has access to the same or similar reports, analyses and systems that are available to the Subadviser in providing sub-advisory services to the Fund under the Sub-Advisory Agreement. The Board considered the Sub-Subadviser’s professional personnel who would be primarily responsible for providing sub-advisory services to the Fund during a BCP Event and their background and experience. The Board also considered the reputation and overall strength of Federated Hermes and its affiliates and the Board’s past experience with the Subadviser with respect to the sub-advisory services it provides to the Fund under the Sub-Advisory Agreement.

The Board also considered the compliance program and compliance experience of the Sub-Subadviser. The Board noted that the Sub-Subadviser has adopted and implemented the

Annual Shareholder Report

Board Consideration of Sub-Sub-Advisory Agreement (Unaudited) (Continued)

same compliance program as the Subadviser and that the Sub-Subadviser and the Subadviser have the same chief compliance officer. In addition, the Board received and considered information regarding the overall financial condition of the Sub-Subadviser and its ability to carry out its responsibilities under the Sub-Sub-Advisory Agreement.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Sub-Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-Sub-Advisory Agreement.

2. Fees and Other Expenses. The Board considered information relating to the proposed sub-sub-advisory fee arrangement and that the Subadviser will pay the sub-sub-advisory fees to the Sub-Subadviser during a BCP Event. The Board noted that the sub-sub-advisory fee would not impact the Fund’s overall expenses or the management fee payable by the Fund to the New Adviser given that the Subadviser, and not the New Adviser or the Fund, would pay the sub-sub-advisory fee to the Sub-Subadviser. The Board also considered that the fee payable to the Sub-Subadviser under the Sub-Sub-Advisory Agreement would be payable only for the duration of a BCP Event and that the sub-sub-advisory fee would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-sub-advisory fee arrangement is reasonable in light of the nature, extent and quality of the sub-sub-advisory services proposed to be rendered by the Sub-Subadviser during a BCP Event under the Sub-Sub-Advisory Agreement.

3. The Fund’s Investment Performance Record. Because the Sub-Subadviser has never provided investment subadvisory services to the Fund, the Sub-Subadviser does not have an investment performance record with respect to the Fund for the Board to review. However, the Board noted that the Sub-Subadviser’s performance record with respect to the Fund, if and to the extent it becomes available, would be considered in connection with future reviews of the Sub-Sub-Advisory Agreement.

4. Profitability. The Board did not consider the profitability of the Sub-Subadviser to be a material factor in its consideration of the Sub-Sub-Advisory Agreement, given that the Sub-Subadviser is an affiliate of the Subadviser and the sub-sub-advisory fee would be paid directly by the Subadviser, not the Fund. The Board also noted that the Subadviser is not affiliated with the New Adviser and, therefore, the Subadviser’s fees were negotiated at arm’s length.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that it is difficult to identify and quantify economies of scale in the context of a sub-sub-advisory arrangement. However, in light of the fact that the Subadviser would pay the Sub-Subadviser under the Sub-Sub-Advisory Agreement during a BCP Event and that such fee would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund, the Board concluded that it was reasonable to rely on the conclusion the Board made regarding economies of scale in connection with its review of the Sub-Advisory Agreement at the November Meeting. In this regard, the Board concluded that the Fund’s fee and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Annual Shareholder Report

Board Consideration of Sub-Sub-Advisory Agreement (Unaudited) (Continued)

6. Indirect Benefits. The Board considered other benefits to the Sub-Subadviser from its relationship with the Fund. In so doing, the Board considered that the Sub-Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

The Board did not deem these benefits to be unreasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Sub-Sub-Advisory Agreement.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2023

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Annual Shareholder Report

Investment Adviser and Administrator

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2023	FYE 2/28/2022
Audit Fees	$63,100	$60,100
Audit-Related Fees	$0	$0
Tax Fees	$6,870	$6,540
All Other Fees	$0	$0

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

	FYE 2/28/2023	FYE 2/28/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Non-Audit Related Fees	FYE 2/28/2023	FYE 2/28/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Fiscal Year Ended 2023
Non-Audit Related Fees	$1,465,900
Tax Fees	$636,229
All Other Fees	$246,000

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	April 26, 2023

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	April 26, 2023